Condensed Consolidated Statements of Changes in Shareholders' Equity (Deficit) (Unaudited) (Parenthetical) € in Millions	6 Months Ended
Mar. 31, 2024 EUR (€)
Statement of changes in equity [abstract]
Issuance of share capital net of transaction costs	€ 22.7